Financial Instruments and Risk Management - Foreign Currency Risk, Interest Rate Risk, Interest Rate Swaps and Commodity Price Risk (Details) $ in Thousands	Dec. 31, 2023 CAD ($) usdBbl usdPerBbl	Dec. 31, 2023 USD ($) usdBbl usdPerBbl	Dec. 31, 2022 USD ($)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease risk in foreign exchange rate	$ 0.01
Effect on net income	12,300,000
Currency risk | U.S. dollar denominated, liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 1,249,725	$ 430,171
Currency risk | U.S. dollar denominated, assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated		$ 17,923	$ 6,980
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income	$ 8,600,000
Impact of base point change on interest rates	100.00%	100.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net income	$ 4,700,000
Commodity price risk | Oil Price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdPerBbl	1.00	1.00
Potential impact of natural gas price changes	$ 13,400,000
Commodity price risk | Natural Gas and Natural Gas Liquids
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential impact of crude oil price changes | usdBbl	0.25	0.25